Leases - Schedule of Finance Lease Liability Maturity (Details)	Jun. 30, 2019 USD ($)
Leases [Abstract]
2019	$ 27,234
2020	55,824
2021	57,498
2022	59,223
2023	61,000
Thereafter	51,957
Total	312,876
Less interest	56,461
Present value of lease liabilities	260,919
Less current portion	38,561
Long-term lease liabilities	$ 222,358